Separation (Exelon)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations (Exelon)	Discontinued Operations (Exelon)
On February 21, 2021, Exelon's Board of Directors approved a plan to separate the Utility Registrants and Generation, creating two publicly traded companies ("the separation").
On February 25, 2021, Exelon filed applications with FERC, NYPSC, and NRC seeking approvals for the separation of Generation. On March 25, 2021, Exelon filed a request for a private letter ruling with the IRS to confirm the tax-free treatment of the separation, which was received on September 23, 2021. Exelon received approval from FERC on August 24, 2021, NRC on November 16, 2021, and NYPSC on December 16, 2021 for the separation.
The Form 10 registration statement was declared effective by the SEC on December 29, 2021.
Exelon completed the separation on February 1, 2022, through the distribution of 326,663,937 common stock shares of Constellation Energy Corporation, the new publicly traded company, to Exelon shareholders. Under the separation plan, Exelon shareholders retained their current shares of Exelon stock and received one share of Constellation Energy Corporation common stock for every three shares of Exelon common stock held on January 20, 2022, the record date for the distribution, in a transaction that is tax-free to Exelon and its shareholders for U.S. federal income tax purposes.
Constellation Energy Corporation was newly formed and incorporated in Pennsylvania on June 15, 2021 for the purposes of separation and holds Generation (including Generation's subsidiaries).
Pursuant to the separation:
•Exelon entered into four term loans consisting of a 364-day term loan for $1.15 billion and three 18-month term loans for $300 million, $300 million and $250 million, respectively. Exelon issued these term loans primarily to fund the cash payment described below to Constellation Energy Corporation and for general corporate purposes. See Note 15 — Debt and Credit Agreements for additional information.
•Exelon made a cash payment of $1.75 billion to Constellation Energy Corporation on January 31, 2022.
•Exelon contributed its equity ownership interest in Generation (including its subsidiaries) to Constellation Energy Corporation. Exelon no longer retains any equity ownership interest in Generation or Constellation Energy Corporation.
•Exelon transferred certain corporate assets and employee-related obligations to Constellation Energy Corporation.
•Exelon received cash from Generation of $258 million to settle the intercompany loan on January 31, 2022. See Note 15 — Debt and Credit Agreements for additional information.
Continuing Involvement
In order to govern the ongoing relationships between Exelon and Constellation Energy Corporation after the separation, and to facilitate an orderly transition, Exelon and Constellation Energy Corporation have entered into several agreements, including the following:
•Separation Agreement – governs the rights and obligations between Exelon and Constellation Energy Corporation regarding certain actions to be taken in connection with the separation, among others, including the allocation of assets and liabilities between Exelon and Constellation Energy Corporation.
•Transition Services Agreement (TSA) – governs the terms and conditions of the services that Exelon will provide to Constellation Energy Corporation and Constellation Energy Corporation will provide to Exelon for an expected period of two years, provided that certain services may be longer than the term and services may be extended with approval from both parties. The services include specified accounting, finance, information technology, human resources, employee benefits and other services that have historically been provided on a centralized basis by BSC.
•Tax Matters Agreement (TMA) – governs the respective rights, responsibilities and obligations of Exelon and Constellation Energy Corporation with respect to all tax matters, including tax liabilities and benefits, tax attributes, tax returns, tax contests and other tax sharing regarding U.S. federal, state, local and foreign income taxes, other tax matters and related tax returns.
In addition, the Utility Registrants will continue to incur expenses from transactions with Generation after the separation. Prior to the separation, such expenses were primarily recorded as Purchased power from affiliates and an immaterial amount recorded as Operating and maintenance expense from affiliates at the Utility Registrants.
•ComEd had an ICC-approved RFP contract with Generation to provide a portion of ComEd’s electric supply requirements. ComEd also purchased RECs and ZECs from Generation.
•PECO received electric supply from Generation under contracts executed through PECO’s competitive procurement process. In addition, PECO had a ten-year agreement with Generation to sell solar AECs.
•BGE received a portion of its energy requirements from Generation under its MDPSC-approved market-based SOS and gas commodity programs.
•Pepco received electric supply from Generation under contracts executed through Pepco’s competitive procurement process approved by the MDPSC and DCPSC.
•DPL received a portion of its energy requirements from Generation under its MDPSC and DEPSC approved market-based SOS commodity programs.
•ACE received electric supply from Generation under contracts executed through ACE’s competitive procurement process approved by the NJBPU.
ComEd and PECO also have receivables with Generation as a result of the nuclear decommissioning contractual construct whereby, to the extent NDT funds are greater than the underlying ARO at the end of decommissioning, such amounts are due back to ComEd and PECO, as applicable, for payment to their respective customers. See Note 3 — Regulatory Matters for additional information.
Discontinued Operations
The separation represented a strategic shift that would have a major effect on Exelon’s operations and financial results. Accordingly, the separation meets the criteria for discontinued operations.
The following table presents the results of Generation that have been reclassified from continuing operations and included in discontinued operations within Exelon’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, 2021, 2020, and 2019.
These results are primarily Generation, which is comprised of Exelon’s Mid-Atlantic, Midwest, New York, ERCOT, and Other Power Regions reportable segments, and include the impact of transaction costs, certain BSC costs, including any transition costs, that were historically allocated and directly attributable to Generation, transactions between Generation and the Utility Registrants, and tax-related adjustments. Transaction costs include costs for external bankers, accountants, appraisers, lawyers, external counsels and other advisors, among others, who are involved in the negotiation, appraisal, due diligence and regulatory approval of the separation. Transition costs are primarily employee-related costs such as recruitment expenses, costs to establish certain stand-alone functions and information technology systems, professional services fees and other separation-related costs during the transition to separate Generation. For the purposes of reporting discontinued operations, these results also include transactions between Generation and the Utility Registrants that were historically eliminated within Exelon’s Consolidated Statements of Operations as these transactions will be ongoing after the separation. Certain BSC costs that were historically allocated to Generation are presented as part of continuing operations in Exelon’s Consolidated Statements of Operations as these costs do not qualify as expenses of the discontinued operations per the accounting rules.

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Competitive business revenues	$18,466	$16,399	$17,754
Competitive business revenues from affiliates	1,189	1,206	1,171
Total operating revenues	19,655	17,605	18,925
Operating expenses
Competitive businesses purchased power and fuel	12,163	9,585	10,856
Operating and maintenance(a)	4,174	4,794	4,324
Depreciation and amortization	3,003	2,123	1,535
Taxes other than income taxes	475	482	519
Total operating expenses	19,815	16,984	17,234
Gain on sales of assets and businesses	201	11	27
Operating income	41	632	1,718
Other income and (deductions)
Interest expense, net	(282)	(328)	(394)
Other, net	795	937	1,023
Total other income	513	609	629
Income before income taxes	554	1,241	2,347
Income taxes	332	380	621
Equity in losses of unconsolidated affiliates	(9)	(6)	(184)
Net income	213	855	1,542
Net income (loss) attributable to noncontrolling interests	123	(9)	92
Net income from discontinued operations	$90	$864	$1,450
__________
(a)Includes transaction and transition costs related to the separation of $24 million and $19 million for the year ended December 31, 2021. There were no separation related costs incurred in 2020 or 2019. See discussion above for additional information.
The following table presents the assets and liabilities of discontinued operations in Exelon’s Consolidated Balance Sheets as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$510	$231
Restricted cash and cash equivalents	72	89
Accounts receivable
Customer accounts receivable	1,724	1,331
Customer allowance for credit losses	(55)	(32)
Customer accounts receivable, net	1,669	1,299
Other accounts receivable	596	352
Other allowance for credit losses	(4)	—
Other accounts receivable, net	592	352
Mark-to-market derivative assets	2,169	644
Inventories, net
Fossil fuel and emission allowances	284	233
Materials and supplies	1,004	978
Renewable energy credits	529	633
Assets held for sale	13	958
Other	993	1,424
Total current assets of discontinued operations	7,835	6,841
Property, plant, and equipment (net of accumulated depreciation and amortization of $15,888 and $13,381, respectively)	19,661	22,252
Deferred debits and other assets
Nuclear decommissioning trust funds	15,938	14,464
Investments	193	202
Mark-to-market derivative assets	949	555
Other	1,768	2,180
Total property, plant, and equipment, deferred debits, and other assets of discontinued operations	38,509	39,653
Total assets of discontinued operations	$46,344	$46,494

	December 31, 2021	December 31, 2020
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	$2,082	$840
Long-term debt due within one year	1,220	197
Accounts payable	1,757	1,253
Accrued expenses	818	848
Mark-to-market derivative liabilities	981	262
Renewable energy credit obligation	779	661
Liabilities held for sale	3	375
Other	300	487
Total current liabilities of discontinued operations	7,940	4,923
Long-term debt	4,575	5,566
Deferred credits and other liabilities
Deferred income taxes and unamortized investment tax credits	3,583	3,443
Asset retirement obligations	12,819	12,054
Pension obligations	939	1,557
Non-pension postretirement benefit obligations	876	1,009
Spent nuclear fuel obligation	1,210	1,208
Mark-to-market derivative liabilities	513	205
Other	1,161	1,303
Total long-term debt, deferred credits, and other liabilities of discontinued operations	25,676	26,345
Total liabilities of discontinued operations	$33,616	$31,268
The following table presents selected financial information regarding cash flows of the discontinued operations that are included within Exelon’s Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020, and 2019.

	Year Ended December 31,
	2021	2020	2019
Non-cash items included in net income (loss) from discontinued operations:
Depreciation, amortization, and accretion, including nuclear fuel and energy contract amortization	$4,540	$3,636	$3,063
Asset impairments	545	563	201
Gain on sales of assets and businesses	(201)	(11)	(27)
Deferred income taxes and amortization of investment tax credits	(224)	94	376
Net fair value changes related to derivatives	(568)	(270)	228
Net realized and unrealized gains on NDT fund investments	(586)	(461)	(663)
Net unrealized losses (gains) on equity investments	160	(186)	—
Other decommissioning-related activity	(946)	(659)	(506)
Cash flows from investing activities:
Capital expenditures	(1,341)	(1,759)	(1,849)
Collection of DPP	3,902	3,771	—
Supplemental cash flow information:
Increase (decrease) in capital expenditures not paid	96	(88)	(34)
Increase in DPP	3,652	4,441	—
Increase in PP&E related to ARO update	618	850	959